Pension Schemes - Summary of Net Pension Obligations and Net Pension Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Net pension asset	£ 22
Net pension obligation	(350)	£ (636)
Overall net pension obligation	£ (328)	£ (636)	£ (384)